BALANCE SHEETS	Dec. 31, 2021 USD ($)
Current assets
Cash	$ 979,634
Prepaid expenses	232,313
Total current assets	1,211,947
Other noncurrent assets	190,305
Marketable securities held in Trust Account	234,604,006
Total Assets	236,006,258
Current Liabilities
Accounts payable and accrued expenses	153,397
Due to related party	21,935
Total current liabilities	175,332
Deferred underwriters' discount	12,100,000
Total Liabilities	12,275,332
Commitments and Contingencies
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(10,873,991)
Total Shareholders' Deficit	(10,873,080)
Total Liabilities, Redeemable Shares and Shareholders' Deficit	236,006,258
Class A ordinary shares
Redeemable Shares
Class A ordinary shares subject to possible redemption, 3,050,335 and 23,000,000 shares at redemption value of $10.84 and 10.35 per share at March 31, 2023 and December 31, 2022, respectively	234,604,006
Class A ordinary shares subject to possible redemption
Redeemable Shares
Class A ordinary shares subject to possible redemption, 3,050,335 and 23,000,000 shares at redemption value of $10.84 and 10.35 per share at March 31, 2023 and December 31, 2022, respectively	234,604,006
Class A ordinary shares not subject to possible redemption
Shareholders' Deficit:
Ordinary shares	106
Class B ordinary shares
Shareholders' Deficit:
Ordinary shares	$ 805